Financial risk management and financial instruments - Foreign Currency Risk (Details) € in Millions, R in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2019 USD ($)	Jun. 30, 2019 ZAR (R)	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2018 ZAR (R)
Zero-cost collar
Financial risk management and financial instruments
Period of foreign currency exposure hedged	12 months
Notional amount	$ 4,000			$ 4,000
Zero-cost collar | Maximum
Financial risk management and financial instruments
Maturity period of derivatives	1 year
Foreign exchange contracts
Financial risk management and financial instruments
Notional amount	$ 146			226
Foreign exchange contracts | Cash flow hedge | Rand
Financial risk management and financial instruments
Notional amount | R		R 0			R 33
Foreign exchange contracts | Cash flow hedge | US Dollar
Financial risk management and financial instruments
Notional amount				$ 0
Foreign exchange contracts | Cash flow hedge | Euro
Financial risk management and financial instruments
Notional amount | €			€ 2.1